S000071893 [Member] Expense Example, No Redemption - BrandywineGLOBAL - CORPORATE CREDIT FUND	Dec. 31, 2025 USD ($)
Class IS
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 50
Expense Example, No Redemption, 3 Years	159
Expense Example, No Redemption, 5 Years	278
Expense Example, No Redemption, 10 Years	628
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	458
Expense Example, No Redemption, 3 Years	636
Expense Example, No Redemption, 5 Years	828
Expense Example, No Redemption, 10 Years	1,384
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	161
Expense Example, No Redemption, 3 Years	501
Expense Example, No Redemption, 5 Years	865
Expense Example, No Redemption, 10 Years	1,690
Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	121
Expense Example, No Redemption, 3 Years	380
Expense Example, No Redemption, 5 Years	659
Expense Example, No Redemption, 10 Years	1,454
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	62
Expense Example, No Redemption, 3 Years	197
Expense Example, No Redemption, 5 Years	344
Expense Example, No Redemption, 10 Years	$ 773